Summary of Significant Accounting Policies, Goodwill and Intangible Assets, Net (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2011	May 31, 2011	Oct. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Abstract]
Purchase price for SCB, Inc., cash payment portion	$ 15,000,000	$ 5,500,000	$ 14,300,000			$ 1,500,000,000		$ 1,500,000,000
Purchase price SCB, Inc., AllianceBernstein units issued (in units)						40.8		40.8
Goodwill	9,800,000	5,700,000	46,100,000	2,954,327,000		2,954,327,000		2,954,327,000	2,954,327,000
Holding units on unadjusted basis AllianceBernstein's fair value per unit (in dollars per value)					$ 15.41		$ 15.41
AllianceBernstein's carrying value per unit (in dollars per value)					$ 14.09		$ 14.09
Discount expected cash flow model used by management's for years of business plan					5 years		5 years
Expected distribution of the earnings (in hundredths)					100.00%		100.00%
Stress levels percentage of growth rates (in hundredths)					50.00%		50.00%
Fair value exceeds carrying value using market approach (in hundredths)					9.00%		9.00%
Fair value exceeds carrying value using income approach (in hundredths)					50.00%		50.00%
Intangible Assets, Net [Abstract]
Intangible assets, net of accumulated amortization				152,982,000		152,982,000		169,208,000	190,000,000
Definite-lived intangible assets subject to amortization, net								166,700,000
Indefinite-lived intangible assets not subject to amortization								2,500,000
Intangible assets acquired, estimated useful life								20 years
Gross carrying amount of intangible assets								425,300,000	424,700,000
Accumulated amortization of intangible assets								256,100,000	234,700,000
Intangible Assets, Net (Excluding Goodwill)				152,982,000		152,982,000		169,208,000	190,000,000
Amortization expense on intangible assets				5,556,000	5,467,000	16,891,000	16,146,000	21,353,000	21,417,000	21,344,000
Future estimated annual amortization expense [Abstract]
2012								22,000,000
2013								22,000,000
2014								22,000,000
2015								22,000,000
2016								22,000,000
Minimum [Member]
Goodwill [Abstract]
Fair value inputs, control premium (in hundredths)							10.00%
Fair Value Inputs, Discount Rate							7.00%
Fair value inputs, long-term growth rate (in hundredths)							2.00%
Maximum [Member]
Goodwill [Abstract]
Fair value inputs, control premium (in hundredths)							20.00%
Fair Value Inputs, Discount Rate							10.00%
Fair value inputs, long-term growth rate (in hundredths)							4.00%
Sanford C Bernstein Inc Acquisition [Member]
Goodwill [Abstract]
Goodwill				2,800,000,000		2,800,000,000		2,800,000,000
Intangible Assets, Net [Abstract]
Definite-lived intangible assets subject to amortization, net								160,400,000
Series of Individually Immaterial Business Acquisitions [Member]
Goodwill [Abstract]
Goodwill				$ 154,000,000		$ 154,000,000		$ 154,000,000